CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Profit or loss [abstract]
Revenue	$ 37,705,095	$ 2,585,511
Inventory expensed to cost of sales	25,625,734	2,681,864
Gross margin before the undernoted	12,079,361	(96,353)
Realized fair value adjustment on biological assets	(5,292,763)	405,170
Unrealized fair value adjustment on biological assets	6,536,103	(126,250)
Gross Profit	13,322,701	182,567
Expenses
General and administration	9,485,132	6,326,591	$ 340,575
Sales, marketing, and promotion	1,120,929	2,306,357
Depreciation and amortization	3,405,116	579,757
Share based compensation	492,631	2,996,710	258,896
Total expenses	14,503,808	12,209,415	599,471
Income (loss) before undernoted items	(1,181,107)	(12,026,848)	(599,471)
Other items
Interest expense	(3,866,420)	(391,961)
Accretion expense	(434,331)	(992,202)
Transaction costs	(331,973)	(4,973,991)
Impairment of property and equipment	(4,139,522)
Other Income (loss)	241,825	(673,226)
Impairment of goodwill and intangible assets	(23,911,485)	(5,160,741)
Loss on disposal of assets		(90,100)
Interest and other income	2,353	337,986
Gain on change in fair value of derivative liabilities	4,779,693	369,913
Loss before income taxes	(28,840,967)	(23,601,170)	(599,471)
Current income tax expense	(3,714,666)	0	0
NET LOSS	(32,555,633)	(23,601,170)	(599,471)
Other comprehensive loss
Cumulative translation adjustment	(684,336)	(370,903)	32,048
LOSS AND COMPREHENSIVE LOSS	$ (33,239,969)	$ (23,972,073)	$ (567,423)
Basic and diluted loss per share (in dollars per share)	$ (0.42)	$ (0.76)	$ (0.11)
Weighted average number of common shares outstanding - basic and diluted (in shares)	76,683,895	31,001,645	5,004,353